UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			February 4, 2011
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		70
Form 13F Information Table Value Total:		96,886
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER	       TITLE OF CLASS   CUSIP      VALUE     SHARES/    SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
			   		    	   (x$1000)  PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED NONE
3M Co                           COM     88579Y101   1435     16630      SH 	    SOLE	      16630
Abbott Laboratories             COM     002824100   2271     47406      SH 	    SOLE	      47406
Air Products & Chemicals Inc    COM     009158106   2614     28745	SH 	    SOLE	      28745
Amgen Inc.                      COM     031162100   1014     18473	SH 	    SOLE	      18473
Anadarko Petroleum Corp         COM     032511107   164	     2148	SH 	    SOLE	      2148
Apache Corp                     COM     037411105   3229     27086      SH 	    SOLE	      27086
Applied Materials Inc           COM     038222105   1847     131445     SH 	    SOLE	      131445
AT&T Inc.                       COM     00206R102   146	     4955       SH 	    SOLE	      4955
Automatic Data Processing Inc   COM     053015103   2245     48511	SH 	    SOLE	      48511
Baker Hughes Inc                COM     057224107   1111     19439	SH 	    SOLE	      19439
Bank Of America Corp            COM     060505104   172	     12858	SH 	    SOLE	      12858
Baxter International            COM     071813109   1496     29560	SH 	    SOLE	      29560
Biogen Idec Inc                 COM     09062X103   148	     2200	SH 	    SOLE	      2200
BlackRock Inc                   COM     09247X101   989	     5192	SH 	    SOLE	      5192
Boeing Co                       COM     097023105   117	     1800	SH 	    SOLE	      1800
BP plc                 SPONSORED ADR    055622104   129	     2923	SH 	    SOLE	      2923
Bunge Ltd                       COM     G16962105   393      6000	SH 	    SOLE	      6000
Caterpillar Inc                 COM     149123101   150      1600	SH 	    SOLE	      1600
Charles Riv Laboratories Int'l  COM     159864107   152	     4275	SH 	    SOLE	      4275
Chevrontexaco Corp		COM     166764100   125      1372       SH          SOLE              1372
Church & Dwight Co Inc          COM	171340102   2295     33250	SH 	    SOLE	      33250
Cisco Systems                   COM	17275R102   219      10816	SH 	    SOLE	      10816
CLARCOR Inc                     COM	179895107   1816     42350	SH 	    SOLE	      42350
Coca Cola                       COM	191216100   138      2105	SH          SOLE	      2105
Disney Walt Co             COM DISNEY	254687106   284	     7564	SH 	    SOLE	      7564
Dominion Res Inc                COM	25746U109   1179     27606	SH 	    SOLE	      27606
Du Pont E I De Nemours & Co     COM	263534109   831	     16650	SH 	    SOLE	      16650
Duke Energy Corp.               COM	26441C105   722	     40551	SH 	    SOLE	      40551
Emerson Electric Co             COM	291011104   1080     18883	SH 	    SOLE	      18883
Exxon Mobil Corporation         COM	30231G102   3069     41966	SH 	    SOLE	      41966
Fiserv Inc                      COM	337738108   3382     57745	SH 	    SOLE	      57745
General Electric                COM	369604103   1072     58610	SH 	    SOLE	      58610
General Motors Co               COM	37045V100   184	     5000	SH 	    SOLE	      5000
Hewlett-Packard Company         COM	428236103   574	     13632	SH 	    SOLE	      13632
Honeywell International         COM	438516106   103	     1935	SH 	    SOLE	      1935
Huntington Bancshares Inc       COM	446150104   206	     30000	SH 	    SOLE	      30000
Infosys Technologies Ltd. SPONSORED ADR	456788108   133	     1750	SH 	    SOLE	      1750
Intel Corp                      COM	458140100   2292     109000	SH 	    SOLE	      109000
International Business Machine  COM	459200101   635	     4330	SH 	    SOLE	      4330
iShares GS Investo     IBOXX INV CPBD  	464287242   1246     11490	SH 	    SOLE	      11490
iShares MSCI EAFE Index MSCI EAFE INDEX	464287465   5779     99268	SH 	    SOLE	      99268
Johnson & Johnson               COM	478160104   3026     48921	SH 	    SOLE	      48921
JP Morgan Chase & Co            COM	46625H100   746	     17595	SH 	    SOLE	      17595
Medtronic Inc                   COM	585055106   2051     55292	SH 	    SOLE	      55292
Merck & Co Inc                  COM	58933Y105   138	     3842	SH 	    SOLE	      3842
Microsoft Corp                  COM	594918104   1905     68258	SH 	    SOLE	      68258
Northrop Grumman Corp           COM	666807102   2169     33480	SH 	    SOLE	      33480
Pepsico                         COM	713448108   5762     88192	SH 	    SOLE	      88192
Pfizer                          COM	717081103   127	     7264	SH 	    SOLE	      7264
Procter & Gamble Co             COM	742718109   3339     51907	SH 	    SOLE	      51907
Qualcomm Inc                    COM	747525103   2812     56827	SH 	    SOLE	      56827
Reliance Steel & Aluminum       COM	759509102   1615     31600	SH 	    SOLE	      31600
S&P 500 Depository Receipts   TR UNIT	78462F103   6333     50365	SH 	    SOLE	      50365
S&P MidCap SPDRs            UNIT SER 1	78467Y107   118	     719	SH          SOLE	      719
Schlumberger Ltd                COM	806857108   1241     14858	SH 	    SOLE	      14858
State Street                    COM	857477103   2414     52092	SH 	    SOLE	      52092
Statoil ASA ADR           SPONSORED ADR	85771P102   1730     72772	SH 	    SOLE	      72772
Stryker Corp                    COM	863667101   2178     40555	SH 	    SOLE	      40555
Sysco Corporation               COM	871829107   543	     18460	SH 	    SOLE	      18460
Target Corporation              COM	87612E106   433	     7208	SH 	    SOLE	      7208
Teva Pharm Inds Ltd Adrf        ADR	881624209   1819     34894	SH 	    SOLE	      34894
Thermo Fisher Scientific	COM	883556102   1143     20645      SH          SOLE              20645
Time Warner Inc               COM NEW	887317303   117	     3628	SH 	    SOLE	      3628
Toronto Dominion Bank New     COM NEW	891160509   1888     25402	SH 	    SOLE	      25402
U S Bancorp Del New           COM NEW	902973304   161      5985	SH 	    SOLE	      5985
Union Pacific Corp              COM	907818108   189	     2038	SH 	    SOLE	      2038
Vodafone Group Plc ADR    SPONS ADR NEW	92857W209   199	     7542	SH          SOLE	      7542
Wal-Mart Stores Inc             COM	931142103   2645     49037	SH 	    SOLE	      49037
Walgreen Co                     COM	931422109   2276     58422	SH 	    SOLE	      58422
Xilinx Inc                      COM	983919101   583	     20130	SH 	    SOLE	      20130
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